UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Arivo Acceptance, LLC

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001789287

Central Index Key Number of underwriter (if applicable): N/A

Michael Gustafson, (801) 993-0410

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	Arivo Acceptance, LLC is filing this Form ABS-15G on its own behalf and on behalf of its affiliate, Arivo Acceptance Auto Loan Receivables Trust 2025-1.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated July 17, 2025, of Deloitte & Touche LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP pertaining to the issuer’s Series 2025-1 Automobile Receivable-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Arivo Acceptance, LLC

By:	/s/ Michael Gustafson
Name: Michael Gustafson
Title: Chief Financial Officer

Date: July 21, 2025

EXHIBIT INDEX

Exhibit 99.1:	Agreed-upon procedures report, dated July 17, 2025 of Deloitte & Touche LLP.